Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of Income Before Income Taxes	The components of income before income taxes were as follows:

	2017	2016	2015
U.S.	$10	$(3)	$18
Foreign	819	772	621
	$829	$769	$639

Provision for Income Taxes
The provision for income taxes consisted of the following:

	2017	2016	2015
Current tax:
U.S. federal	$—	$(1)	$6
State and foreign	154	171	147
	$154	$170	$153
Deferred tax:
U.S. federal	$217	$19	$12
State and foreign	30	(3)	13
	247	16	25
Total	$401	$186	$178

Schedule of U.S. Statutory Federal Income Tax Rate to Pre-tax Income
The provision for income taxes differs from the amount of income tax determined by applying the U.S. statutory federal income tax rate to pre-tax income as a result of the following items:

	2017	2016	2015
U.S. statutory rate at 35%	$290	$269	$224
Tax on foreign income	(81)	(88)	(74)
Valuation allowance	9	(14)	21
Tax contingencies	6	11	13
Tax law changes	174	3	4
Other items, net	3	5	(10)
Income tax provision	$401	$186	$178

Components of Deferred Taxes
The components of deferred taxes at December 31 are:

	2017		2016
	Assets	Liabilities	Assets	Liabilities
Tax loss and credit carryforwards	$503	$—	$480	$—
Postretirement and postemployment benefits	43	—	63	—
Pensions	185	105	220	62
Property, plant and equipment	18	151	17	150
Intangible assets	—	128	—	128
Deemed repatriation tax	—	57	—	—
Asbestos	74	—	128	—
Accruals and other	87	44	125	78
Valuation allowances	(228)	—	(225)	—
Total	$682	$485	$808	$418

Schedule of Tax Loss and Credit Carryforwards Expiration	Tax loss and credit carryforwards expire as follows:

Year	Amount
2018	$15
2019	17
2020	30
2021	37
2022	166
Thereafter	151
Unlimited	87

Reconciliation of Unrecognized Tax Benefits
A reconciliation of unrecognized tax benefits follows:

	2017	2016	2015
Balance at January 1	$27	$28	$26
Additions for prior year tax positions	6	13	13
Reductions to prior period tax positions	(2)	—	—
Lapse of statute of limitations	—	(2)	—
Settlements	(4)	(12)	(9)
Foreign currency translation	2	—	(2)
Balance at December 31	$29	$27	$28